Financial Instruments - Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Potential Impact on Consolidated Equity Statement, Most Favourable Assumption	$ 3,377,623	$ 3,492,229
Potential Impact on Consolidated Equity Statement, Least Favourable Assumption	$ (3,377,623)	$ (3,492,229)
Non-recurring basis
Financial Instruments
Expected future cash flow time period	5 years
UHI | Recurring basis | Internal Models with Significant Unobservable Inputs (Level 3) | Warrants issued by UHI
Financial Instruments
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Potential Impact on Consolidated Equity Statement, Most Favourable Assumption	$ 3,377,623	$ 3,492,229
Potential Impact on Consolidated Equity Statement, Least Favourable Assumption	$ (3,377,623)	$ (3,492,229)